UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$16	0.31%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Portfolio Turnover Rate	41.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F188-053 1/25

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Ultra Short-Term Bond Fund

I Class (TRSTX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$10	0.20%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Portfolio Turnover Rate	41.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1104-053 1/25

Ultra Short-Term Bond Fund

I Class (TRSTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Ultra Short-Term Bond Fund

Z Class (TRZWX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Portfolio Turnover Rate	41.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1419-053 1/25

Ultra Short-Term Bond Fund

Z Class (TRZWX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund
TRSTX Ultra Short-Term Bond
Fund–
.
I Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 5.04 $ 4.94 $ 4.96 $ 5.09 $ 5.02 $ 5.03
Investment
activities
Net investment
income
(1)(2)
0.13 0.23 0.13 0.04 0.06 0.12
Net realized and
unrealized gain/
loss 0.03 0.10 0.01
(3)
(0.11) 0.08 (0.01)
Total from
investment
activities 0.16 0.33 0.14 (0.07) 0.14 0.11
Distributions
Net investment
income (0.13) (0.23) (0.14) (0.04) (0.06) (0.12)
Net realized gain — — (0.02) (0.02) (0.01) —
Total distributions (0.13) (0.23) (0.16) (0.06) (0.07) (0.12)
NET ASSET
VALUE
End of period $ 5.07 $ 5.04 $ 4.94 $ 4.96 $ 5.09 $ 5.02

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
3.19% 6.92% 2.73% (1.41)% 2.75% 2.21%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.33%
(5)
0.33% 0.33% 0.36% 0.45% 0.44%
Net expenses
after waivers/
payments by
Price Associates 0.31%
(5)
0.31% 0.31% 0.33% 0.35% 0.35%
Net investment
income 5.14%
(5)
4.63% 2.61% 0.72% 1.12% 2.34%
Portfolio turnover
rate 41.0% 82.0% 38.5% 56.2% 45.8% 69.8%
Net assets, end of
period (in millions) $1,347 $1,344 $1,459 $2,409 $4,169 $1,869
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 5.05 $ 4.95 $ 4.97 $ 5.10 $ 5.03 $ 5.04
Investment
activities
Net investment
income
(1)(2)
0.13 0.24 0.14 0.04 0.06 0.12
Net realized and
unrealized gain/
loss 0.02 0.10 —
(3)
(0.11) 0.09 (0.01)
Total from
investment
activities 0.15 0.34 0.14 (0.07) 0.15 0.11
Distributions
Net investment
income (0.13) (0.24) (0.14) (0.04) (0.07) (0.12)
Net realized gain — — (0.02) (0.02) (0.01) —
Total distributions (0.13) (0.24) (0.16) (0.06) (0.08) (0.12)
NET ASSET
VALUE
End of period $ 5.07 $ 5.05 $ 4.95 $ 4.97 $ 5.10 $ 5.03

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
3.05% 7.04% 2.86% (1.27)% 2.88% 2.31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.20%
(5)
0.20% 0.19% 0.22% 0.32% 0.33%
Net expenses
after waivers/
payments by
Price Associates 0.20%
(5)
0.20% 0.19% 0.19% 0.23% 0.25%
Net investment
income 5.25%
(5)
4.75% 2.74% 0.87% 1.20% 2.47%
Portfolio turnover
rate 41.0% 82.0% 38.5% 56.2% 45.8% 69.8%
Net assets, end
of period (in
thousands) $928,372 $914,377 $932,780 $1,288,432 $855,064 $263,120
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5.04 $ 4.95 $ 4.97 $ 5.09 $ 5.10
Investment activities
Net investment income
(2)(3)
0.14 0.25 0.15 0.05 0.02
Net realized and unrealized
gain/loss 0.03 0.09 —
(4)
(0.10) (0.01)
(5)
Total from investment
activities 0.17 0.34 0.15 (0.05) 0.01
Distributions
Net investment income (0.14) (0.25) (0.15) (0.05) (0.02)
Net realized gain — — (0.02) (0.02) —
Total distributions (0.14) (0.25) (0.17) (0.07) (0.02)
NET ASSET VALUE
End of period $ 5.07 $ 5.04 $ 4.95 $ 4.97 $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
3.35% 7.04% 3.05% (0.89)% 0.11%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.19%
(7)
0.19% 0.19% 0.25% 0.33%
(7)
Net expenses after waivers/
payments by Price Associates 0.00%
(7)
0.00% 0.00% 0.00% 0.00%
(7)
Net investment income 5.45%
(7)
4.95% 3.03% 1.06% 1.13%
(7)
Portfolio turnover rate 41.0% 82.0% 38.5% 56.2% 45.8%
Net assets, end of period (in
thousands) $100 $99 $97 $97 $100
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 26.9%
Auto Backed  14.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 3,422 3,438
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 6,627 6,704
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 215 218
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 2,800 2,802
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 2,220 2,222
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 3,349 3,383
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 4,725 4,760
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 2,286 2,289
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  1,125 1,123
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 5.406%, 11/16/26  945 945
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,530 1,464
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 1,872 1,877
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 1,705 1,715
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 2,078 2,082

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,860
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,920 1,944
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 2,325 2,356
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 10,921
Carvana Auto Receivables Trust
Series 2024-P2, Class A2
5.63%, 11/10/27  4,620 4,640
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,735 3,780
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,477
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,665 1,659
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,633
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 6,686 6,736
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 7,857 7,996
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 6,702 6,744
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 8,125 8,195
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 2,245 2,259
Exeter Automobile Receivables Trust
Series 2021-1A, Class E
2.21%, 2/15/28 (1) 12,000 11,742

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  273 273
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  788 789
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  2,103 2,104
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  11,302 11,337
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,333
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  11,200 11,257
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,674
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,701
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,738
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 1,100 1,098
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,075 5,046
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,513
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 815
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,266
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,943

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 6,935 6,939
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,265
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,357
JPMorgan Chase Bank
Series 2021-3, Class B
0.76%, 2/26/29 (1) 1,093 1,081
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,347
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 5,575 5,630
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class B
6.48%, 8/25/28 (1) 1,948 1,966
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,159 1,164
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,938
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 11,786 11,928
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,728
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 169 169
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 649 654
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 7,000 6,904
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  13,850 13,499

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 7,625 7,308
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,124
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  8,744 8,741
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,386
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,124
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  1,531 1,534
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,047
Santander Drive Auto Receivables Trust
Series 2024-5, Class A2
4.88%, 9/15/27  3,000 3,004
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,122
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,250
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,204
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,455 1,453
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,041
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 4,470 4,495
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 5.561%, 3/22/27 (1) 858 858

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 2,918 2,958
321,069
Collateralized Debt Obligation  7.3%
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.782%, 10/22/30 (1) 6,191 6,200
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/31 (1) 7,843 7,853
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.723%, 11/15/30 (1) 8,373 8,384
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 9,204 9,213
Fortress Credit Bsl VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.649%, 7/23/32 (1) 8,430 8,420
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 5.717%, 10/20/37 (1) 2,775 2,763
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.776%, 11/21/30 (1) 8,219 8,232
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 5.767%, 7/20/30 (1) 4,577 4,580
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.919%, 7/16/31 (1) 11,203 11,223
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 12,228 12,237
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.597%, 7/23/32 (1) 6,980 6,980
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 6,152 6,161
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/30 (1) 7,308 7,323
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 2,305 2,306

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.767%, 1/20/31 (1) 3,259 3,259
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 5.766%, 7/25/31 (1) 8,770 8,780
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 5.717%, 10/25/29 (1) 6,021 6,027
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 9,350 9,369
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.817%, 10/20/30 (1) 5,100 5,107
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 6,010 6,019
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 4/15/31 (1)(2) 6,685 6,685
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 7,438 7,444
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 5,430 5,438
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 6.317%, 1/20/32 (1) 2,195 2,200
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 3,153 3,155
165,358
Equip Lease Heavy Duty  1.2%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 6,135 6,187
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 3,406 3,443
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 1,625 1,636
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 3,225 3,263

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 1,400 1,409
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,946
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,650 2,590
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 4,210 4,230
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 992 998
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 710 720
27,422
Home Equity Loans Backed  0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,184 4,430
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,253 1,063
5,493
Other Asset-Backed Securities  3.4%
Amur Equipment Finance Receivables IX
Series 2021-1A, Class D
2.30%, 11/22/27 (1) 3,000 2,995
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 9,038
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,901
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32 (1) 264 262
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 309 301
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 3,200 3,162

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 5,354 5,338
HPEFS Equipment Trust
Series 2022-2A, Class D
4.94%, 3/20/30 (1) 625 624
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,445
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 5,600 5,629
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,902
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,581
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 1,243 1,247
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,180
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 32 31
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,674 1,585
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 9,003 8,056
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 5.411%, 4/20/62 (1) 2,963 2,943
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 1,000 991
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 752 751
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 3,607 3,621

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 5,605 5,606
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 80 79
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 1,489 1,489
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 1,267 1,275
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,832
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 77 76
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,061 4,119
78,059
Student Loans  0.6%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 3,084 3,061
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 396 369
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,629 1,507
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 8,785 7,792
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 989 968
13,697
Total Asset-Backed Securities
(Cost $611,895) 611,098

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS
 0.2%
TECHNOLOGY
 0.2%
E-Commerce  0.2%
Meituan, Zero Coupon, 4/27/27  4,700 4,610
Total Technology 4,610
Total Convertible Bonds
(Cost $4,457) 4,610
CORPORATE BONDS
 50.5%
Aerospace & Defense  0.6%
Boeing, 3.10%, 5/1/26  7,000 6,791
Boeing, 4.875%, 5/1/25  6,000 5,984
12,775
Automotive  4.0%
BMW U.S. Capital, 4.60%, 8/13/27 (1) 2,275 2,270
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,823
Daimler Truck Finance North America, FRN, SOFR + 0.75%,
5.612%, 12/13/24 (1) 3,143 3,143
Ford Motor Credit, 4.134%, 8/4/25  4,750 4,715
Ford Motor Credit, 4.687%, 6/9/25  2,000 1,993
Ford Motor Credit, 5.125%, 6/16/25  2,000 1,998
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,362
Hyundai Capital America, 1.65%, 9/17/26 (1)(3) 6,120 5,775
Hyundai Capital America, 5.45%, 6/24/26 (1) 11,200 11,284
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,622
Kia, 2.375%, 2/14/25  1,900 1,889
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1) 11,300 11,321
Nissan Motor, 3.522%, 9/17/25 (1) 15,305 15,032
TML Holdings, 4.35%, 6/9/26  9,200 9,069
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)(3) 4,520 4,513
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,867
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 6,024
91,700
Banking  14.6%
ABN AMRO Bank, 4.75%, 7/28/25 (1)(3) 1,900 1,893
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)(4) 4,000 4,092
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,284
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (4) 11,200 11,233
Banco Santander, VR, 5.552%, 3/14/28 (4) 3,800 3,843
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(4) 2,000 2,014
Bank of Nova Scotia, 4.50%, 12/16/25  18,124 17,996

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, 4.375%, 1/12/26  800 796
Barclays, 5.20%, 5/12/26  7,805 7,804
Barclays, VR, 5.304%, 8/9/26 (4) 8,300 8,315
Barclays, VR, 5.674%, 3/12/28 (4) 2,035 2,063
BPCE, 4.50%, 3/15/25 (1) 11,881 11,846
BPCE, 4.875%, 4/1/26 (1) 800 795
BPCE, VR, 1.652%, 10/6/26 (1)(4) 1,229 1,195
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 11,450 11,777
Capital One Financial, 3.75%, 7/28/26  1,950 1,915
Capital One Financial, 4.20%, 10/29/25  6,900 6,855
Capital One Financial, VR, 2.636%, 3/3/26 (4) 7,060 7,020
Citigroup, 4.40%, 6/10/25  17,400 17,337
Citigroup, 5.50%, 9/13/25  3,000 3,011
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,229
Cooperatieve Rabobank, 4.375%, 8/4/25  4,965 4,936
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 4,425 4,465
Deutsche Bank, 4.50%, 4/1/25  15,940 15,865
Discover Financial Services, 4.10%, 2/9/27  5,575 5,508
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,364
Fifth Third Bank, 3.85%, 3/15/26  16,905 16,639
HDFC Bank, 5.686%, 3/2/26  8,500 8,565
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 5,600 5,679
ING Groep, VR, 6.083%, 9/11/27 (4) 3,845 3,918
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 3,877 3,946
JPMorgan Chase, VR, 4.979%, 7/22/28 (4) 11,150 11,204
Lloyds Banking Group, 4.582%, 12/10/25  3,100 3,080
Lloyds Banking Group, 4.65%, 3/24/26  1,400 1,391
Lloyds Banking Group, VR, 2.438%, 2/5/26 (4) 12,665 12,605
NatWest Group, 4.80%, 4/5/26  4,577 4,579
NatWest Markets, FRN, SOFR + 1.45%, 6.204%, 3/22/25 (1) 2,483 2,491
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3)(4) 1,745 1,756
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3)(4) 4,980 5,007
PNC Financial Services Group, VR, 6.615%, 10/20/27 (4) 5,000 5,164
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,569
Santander Holdings USA, 3.45%, 6/2/25  5,500 5,455
Societe Generale, 4.25%, 4/14/25 (1) 500 497
Societe Generale, 4.25%, 8/19/26 (1)(3) 3,240 3,180
Societe Generale, FRN, SOFR + 1.05%, 5.723%, 1/21/26 (1) 10,000 10,002
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 4,375 4,399
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,403
Standard Chartered, VR, 3.971%, 3/30/26 (1)(4) 800 796
Standard Chartered, VR, 5.688%, 5/14/28 (1)(4) 1,205 1,222
Standard Chartered, VR, 6.187%, 7/6/27 (1)(4) 5,800 5,913

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
State Street, 4.33%, 10/22/27 (3) 7,445 7,417
UBS Group, VR, 6.327%, 12/22/27 (1)(4) 5,700 5,862
UniCredit, VR, 2.569%, 9/22/26 (1)(3)(4) 14,585 14,245
Wells Fargo, VR, 5.707%, 4/22/28 (4) 6,480 6,608
332,043
Building & Real Estate  0.2%
Emaar Sukuk, 3.635%, 9/15/26  4,741 4,635
4,635
Building Products  0.1%
Owens Corning, 5.50%, 6/15/27  2,360 2,404
2,404
Cable Operators  0.6%
Charter Communications Operating, 4.908%, 7/23/25  11,394 11,378
Cox Communications, 3.35%, 9/15/26 (1) 1,000 973
Discovery Communications, 3.95%, 6/15/25  2,200 2,184
14,535
Chemicals  1.9%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 3,998
Celanese U.S. Holdings, 6.165%, 7/15/27  11,000 11,221
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 13,091 12,696
LG Chem, 4.375%, 7/14/25  7,610 7,580
MEGlobal Canada, 5.00%, 5/18/25  8,850 8,830
44,325
Consumer Products  0.5%
LG Electronics, 5.625%, 4/24/27 (1)(3) 6,740 6,844
Mattel, 3.375%, 4/1/26 (1) 5,675 5,533
12,377
Drugs  0.6%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,574
BNP Paribas, VR, 2.219%, 6/9/26 (1)(4) 1,685 1,661
Perrigo Finance Unlimited, 3.90%, 12/15/24  679 678
13,913
Electric Utilities  0.4%
GS Caltex, 1.625%, 7/27/25  9,450 9,253
9,253
Energy  3.4%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,861
DCP Midstream Operating, 5.375%, 7/15/25  10,562 10,580
Diamondback Energy, 3.25%, 12/1/26  5,500 5,354
EQT, 3.125%, 5/15/26 (1) 2,000 1,944
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,568
Occidental Petroleum, 3.40%, 4/15/26  4,155 4,062
Occidental Petroleum, 5.50%, 12/1/25 (3) 2,145 2,148

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,255
Ovintiv, 5.375%, 1/1/26  11,000 11,029
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,000
Sabine Pass Liquefaction, 5.875%, 6/30/26  931 941
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 4,505 4,500
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(5) 3,000 2,985
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,597
Western Midstream Operating, 3.95%, 6/1/25  1,622 1,612
76,436
Financial  3.7%
Aldar Sukuk, 4.75%, 9/29/25  8,830 8,791
Ally Financial, 5.75%, 11/20/25  5,500 5,527
Ally Financial, 5.80%, 5/1/25  4,400 4,414
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,040
CNO Financial Group, 5.25%, 5/30/25  8,012 8,012
General Motors Financial, 4.35%, 1/17/27  11,050 10,949
General Motors Financial, 6.05%, 10/10/25  5,500 5,547
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25  4,920 4,903
LPL Holdings, 5.70%, 5/20/27  13,063 13,298
QNB Finance, 1.375%, 1/26/26  9,555 9,161
Western Union, 1.35%, 3/15/26  5,865 5,585
85,227
Food/Tobacco  0.1%
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,500 1,490
1,490
Health Care  2.5%
Centene, 4.25%, 12/15/27  12,000 11,625
HCA, 5.25%, 6/15/26  10,880 10,910
HCA, 5.375%, 2/1/25  5,450 5,453
HCA, 5.875%, 2/15/26  523 526
Highmark, 1.45%, 5/10/26 (1) 12,754 12,101
Icon Investments Six, 5.809%, 5/8/27  9,574 9,757
Solventum, 5.45%, 2/25/27 (1) 6,005 6,077
56,449
Industrial - Other  0.1%
AGCO, 5.45%, 3/21/27  3,094 3,122
3,122
Information Technology  0.6%
Intel, 2.60%, 5/19/26  4,011 3,891
Intel, 3.75%, 8/5/27  6,000 5,843
Intel, 4.875%, 2/10/26  4,550 4,553
14,287

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance  3.9%
Athene Global Funding, 5.684%, 2/23/26 (1) 4,995 5,034
Athene Global Funding, FRN, SOFRINDX + 0.715%, 5.417%,
1/7/25 (1) 9,850 9,851
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)(3) 1,000 951
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1) 5,000 4,979
CNA Financial, 4.50%, 3/1/26  11,800 11,760
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,957
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,617
Corebridge Financial, 3.50%, 4/4/25  10,330 10,280
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,520 1,518
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,707
Marsh & McLennan, 4.55%, 11/8/27 (3) 6,300 6,313
RGA Global Funding, 2.00%, 11/30/26 (1)(3) 5,600 5,319
Voya Financial, 3.65%, 6/15/26  17,754 17,454
88,740
Manufacturing  2.3%
FMC, 3.20%, 10/1/26  20,803 20,153
Fortive, 3.15%, 6/15/26  1,340 1,307
POSCO, 5.625%, 1/17/26  5,500 5,542
Regal Rexnord, 6.05%, 2/15/26  3,984 4,015
Regal Rexnord, 6.05%, 4/15/28  4,400 4,524
VF, 2.40%, 4/23/25  17,729 17,464
53,005
Metals & Mining  0.5%
ArcelorMittal, 4.55%, 3/11/26  2,800 2,783
Freeport-McMoRan, 4.375%, 8/1/28  4,600 4,512
Freeport-McMoRan, 5.00%, 9/1/27  883 885
Freeport-McMoRan, 5.25%, 9/1/29  2,274 2,290
10,470
Other Telecommunications  0.4%
Axiata, 4.357%, 3/24/26  8,820 8,755
8,755
Pharmaceuticals  0.7%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 15,041
15,041
Real Estate Investment Trust Securities  3.3%
Brixmor Operating Partnership, 3.85%, 2/1/25  16,000 15,927
Brixmor Operating Partnership, 4.125%, 6/15/26  6,400 6,322
CubeSmart, 4.00%, 11/15/25  4,075 4,043
Essex Portfolio, 3.375%, 4/15/26  1,899 1,856
GAIF Bond Issuer, 3.40%, 9/30/26 (1) 11,694 11,376
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 6,111

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kilroy Realty, 3.45%, 12/15/24  8,997 8,989
Kilroy Realty, 4.375%, 10/1/25  9,169 9,112
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 10,550 10,510
74,246
Retail  1.2%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,092
CVS Health, 1.30%, 8/21/27  4,600 4,188
CVS Health, 2.875%, 6/1/26  8,120 7,889
CVS Health, 4.30%, 3/25/28  4,600 4,504
Dollar General, 4.15%, 11/1/25  1,175 1,165
Ross Stores, 0.875%, 4/15/26  6,500 6,169
27,007
Supermarkets  0.4%
Cencosud, 4.375%, 7/17/27 (1) 3,575 3,493
Kroger, 4.60%, 8/15/27  2,075 2,084
Kroger, 4.70%, 8/15/26  2,765 2,771
8,348
Transportation  0.5%
GATX, 5.40%, 3/15/27  3,230 3,269
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,039
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,891
10,199
Utilities  1.4%
Appalachian Power, 3.40%, 6/1/25  2,500 2,478
DTE Energy, 4.95%, 7/1/27  2,370 2,384
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,316
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,797 1,795
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,887
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,558
31,418
Wireless Communications  2.0%
American Tower, 1.60%, 4/15/26  12,295 11,757
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,500 1,488
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  5,550 5,538
Rogers Communications, 3.20%, 3/15/27  861 832
Rogers Communications, 3.625%, 12/15/25  7,342 7,246
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,662
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,867
SBA Tower Trust, 2.836%, 1/15/25 (1) 2,150 2,145
Sprint, 7.625%, 3/1/26  5,741 5,885

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 4.75%, 2/1/28 (3) 6,475 6,459
45,879
Total Corporate Bonds
(Cost $1,142,379) 1,148,079
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.7%
Petroleum  0.2%
Pertamina Persero, 1.40%, 2/9/26  5,720 5,477
Foreign Government & Municipalities (Excluding
Canadian)  0.5%
Japan Treasury Discount Bill, (0.002)%, 2/3/25 (JPY)  1,743,850 11,653
11,653
Total Foreign Government Obligations & Municipalities
(Cost $16,980) 17,130
MUNICIPAL SECURITIES
 0.0%
Illinois  0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%,
6/1/25  100 101
Total Municipal Securities
(Cost $101) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 9.6%
Commercial Mortgage-Backed Securities  1.8%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 5.471%, 11/15/36 (1) 3,018 3,003
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class B, ARM
1M TSFR + 1.547%, 6.157%, 12/15/37 (1) 9,750 9,744
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, ARM
1M TSFR + 1.747%, 6.357%, 12/15/37 (1) 1,727 1,725
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 6.344%, 10/15/33 (1) 9,870 9,747
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.423%, 3/15/36 (1) 7,110 7,003

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 6.001%, 5/15/39 (1) 6,665 6,640
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.201%, 6/15/39 (1) 2,440 2,431
40,293
Whole Loans Backed  7.8%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 556 543
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,180 3,516
Angel Oak Mortgage Trust
Series 2024-10, Class A1, CMO, STEP
5.348%, 10/25/69 (1) 10,778 10,750
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 8,372 7,347
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 634 611
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 5.699%, 10/25/30  60 60
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 5.699%, 10/25/30  30 30
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 6.625%, 6/25/43 (1) 3,964 4,014
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 5.834%, 2/25/44 (1) 2,919 2,920
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 5.734%, 7/25/44 (1) 1,493 1,493
Cross Mortgage Trust
Series 2024-H4, Class A1, CMO, STEP
6.147%, 7/25/69 (1) 3,044 3,061
Cross Mortgage Trust
Series 2024-H5, Class A1, CMO, STEP
5.854%, 8/26/69 (1) 5,329 5,343
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 3,541 3,334

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 3,722 3,683
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 6,351 6,349
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 9,747 9,542
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 231 215
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,520 2,357
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 714 669
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 11,386 11,325
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 7,432 6,139
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 794 743
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,963 1,982
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 7,153 7,192
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 14,272 11,955
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.602%, 10/25/59 (1) 97 98
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 622 552
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,236 2,846

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 5.752%, 12/25/49 (1) 445 422
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 140 131
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 10 10
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 2,057 1,943
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,639 1,520
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.034%, 2/25/42 (1) 2,052 2,057
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.684%, 6/25/42 (1) 4,609 4,743
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.584%, 11/25/43 (1) 2,214 2,240
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.984%, 5/25/44 (1) 3,883 3,887
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.784%, 10/25/44 (1) 5,300 5,313
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.984%, 3/25/44 (1) 7,337 7,349
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 11 11
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 98 95
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 475 467
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
2.502%, 5/25/65 (1) 631 611

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 4,216 3,756
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,484 3,109
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,256 1,183
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 6,092 5,635
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 6,613 6,631
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,981 1,999
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 3,642 3,697
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 8,302 8,317
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,369 2,391
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,795 1,677
177,863
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $226,275) 218,156
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.27%, 2/15/45  150 147
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 5.249%, 1/25/45  119 117
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $270) 264

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 0.9%
U.S. Treasury Obligations  0.9%
U.S. Treasury Notes, 4.125%, 10/31/26 (3) 11,800 11,784
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,587
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,346
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $20,734) 20,717
SHORT-TERM INVESTMENTS
 11.4%
Certificates of Deposits  0.3%
Banking  0.3%
Intesa Sanpaolo, 6.10%, 4/15/25  7,675 7,704
Total Certificates of Deposits 7,704
Commercial Paper  8.1%
4(2)  7.8%(6)
Bacardi-Martini, 4.977%, 12/5/24  10,900 10,891
Bacardi-Martini, 5.015%, 12/12/24  6,960 6,948
Bacardi-Martini, 5.054%, 12/2/24  4,785 4,783
Brunswick, 5.107%, 12/2/24  22,600 22,591
Conagra Foods, 5.02%, 12/17/24  22,600 22,544
Constellation Brands, 4.909%, 12/9/24  4,200 4,194
Constellation Brands, 4.977%, 1/3/25  13,300 13,236
Energy Transfer Partners, 4.752%, 12/2/24  2,100 2,099
Harley-Davidson Financial Services, 5.028%, 12/10/24  4,600 4,593
Harley-Davidson Financial Services, 5.116%, 1/23/25  14,000 13,896
Quanta Services, 4.929%, 12/9/24  6,800 6,791
Quanta Services, 4.95%, 12/3/24  6,500 6,496
Rogers Communications, 4.915%, 12/19/24  12,000 11,969
Targa Resources, 4.782%, 12/2/24  28,320 28,308
Whirlpool, 5.034%, 12/2/24  17,600 17,593
176,932
Non-4(2)  0.3%
Ovintiv, 5.20%, 12/16/24  7,400 7,381
7,381
Total Commercial Paper 184,313

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.67% (7)(8) 3 3
Total Money Market Funds 3
U.S. Treasury Obligations  3.0%
U.S. Treasury Bills, 4.511%, 1/21/25  11,500 11,429
U.S. Treasury Bills, 4.571%, 12/31/24  11,400 11,358
U.S. Treasury Bills, 4.596%, 12/3/24  11,495 11,493
U.S. Treasury Bills, 4.599%, 1/14/25  11,000 10,941
U.S. Treasury Bills, 4.675%, 12/19/24 (9) 22,000 21,953
67,174
Total Short-Term Investments
(Cost $259,203) 259,194
SECURITIES LENDING COLLATERAL
 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.67% (7)(8) 36,922 36,922
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 36,922
Total Securities Lending Collateral
(Cost $36,922) 36,922
Total Investments in Securities
101.8% of Net Assets
(Cost $2,319,216) $ 2,316,271
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,060,884 and represents 46.6% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2024.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $176,932 and represents 7.8% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default, Call,
12/18/24 @ 4.75%* 1 100,000 (49)
Total Options Written (Premiums $(42)) $ (49)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 2/3/25 USD 11,577 JPY 1,743,850 $ (178)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (178)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 181 Three Month SOFR Futures contracts 12/24 43,096 $ 160
Short, 38 U.S. Treasury Long Bond contracts 3/25 (4,541) (58)
Short, 950 U.S. Treasury Notes five year contracts 3/25 (102,222) (810)
Short, 12 U.S. Treasury Notes ten year contracts 3/25 (1,334) (7)
Short, 771 U.S. Treasury Notes two year contracts 3/25 (158,910) (489)
Short, 42 Ultra U.S. Treasury Notes ten year
contracts 3/25 (4,821) (81)
Net payments (receipts) of variation margin to date 994
Variation margin receivable (payable) on open futures contracts $ (291)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 4++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 784  ¤  ¤ $ 36,925
Total $ 36,925^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,925.

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,319,216) $ 2,316,271
Interest receivable 15,585
Receivable for shares sold 1,903
Cash 291
Foreign currency (cost $8) 8
Other assets 1,317
Total assets 2,335,375
Liabilities
Obligation to return securities lending collateral 38,174
Payable for investment securities purchased 18,045
Payable for shares redeemed 2,735
Investment management fees payable 299
Variation margin payable on futures contracts 291
Unrealized loss on forward currency exchange contracts 178
Options written (premiums $42) 49
Due to affiliates 24
Payable to directors 1
Other liabilities 481
Total liabilities 60,277
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,275,098

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (47,703)
Paid-in capital applicable to 448,776,186 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,322,801
NET ASSETS $ 2,275,098
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,346,626; Shares outstanding:
265,787,448) $ 5.07
I Class
(Net assets: $928,372; Shares outstanding: 182,969,130) $ 5.07
Z Class
(Net assets: $100; Shares outstanding: 19,608) $ 5.07

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 61,671
Securities lending 30
Dividend 4
Other 1
Total income 61,706
Expenses
Investment management 1,811
Shareholder servicing
Investor Class $ 997
I Class 71 1,068
Prospectus and shareholder reports
Investor Class 28
I Class 11 39
Custody and accounting 147
Registration 41
Legal and audit 18
Directors 4
Miscellaneous 20
Waived / paid by Price Associates (149)
Total expenses 2,999
Net investment income 58,707

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,243
Futures 402
Swaps (25)
Forward currency exchange contracts 122
Foreign currency transactions (254)
Net realized gain 2,488
Change in net unrealized gain / loss
Securities 11,752
Futures (1,579)
Swaps 22
Options written (7)
Forward currency exchange contracts (319)
Change in net unrealized gain / loss 9,869
Net realized and unrealized gain / loss 12,357
INCREASE IN NET ASSETS FROM OPERATIONS $ 71,064

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 58,707 $ 105,074
Net realized gain (loss) 2,488 (2,428)
Change in net unrealized gain / loss 9,869 46,702
Increase in net assets from operations 71,064 149,348
Distributions to shareholders
Net earnings
Investor Class (34,374) (63,461)
I Class (24,201) (42,342)
Z Class (3) (5)
Decrease in net assets from distributions (58,578) (105,808)
Capital share transactions
*
Shares sold
Investor Class 281,542 443,341
I Class 194,102 308,544
Distributions reinvested
Investor Class 33,813 63,157
I Class 21,307 38,314
Shares redeemed
Investor Class (319,717) (648,586)
I Class (206,529) (382,346)
Increase (decrease) in net assets from capital
share transactions 4,518 (177,576)

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 17,004 (134,036)
Beginning of period 2,258,094 2,392,130
End of period $ 2,275,098 $ 2,258,094
*Share information (000s)
Shares sold
Investor Class 55,615 88,726
I Class 38,296 61,609
Distributions reinvested
Investor Class 6,684 12,632
I Class 4,205 7,648
Shares redeemed
Investor Class (63,166) (129,955)
I Class (40,735) (76,516)
Increase (decrease) in shares outstanding 899 (35,856)

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class (I Class) and the Ultra Short-Term
Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Ultra Short-Term Bond Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about

T. ROWE PRICE Ultra Short-Term Bond Fund

segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Ultra Short-Term Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward

T. ROWE PRICE Ultra Short-Term Bond Fund

currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 872,076 $ — $ 872,076
Corporate Bonds — 1,145,094 2,985 1,148,079
Short-Term Investments 3 259,191 — 259,194
Securities Lending Collateral 36,922 — — 36,922
Total Securities 36,925 2,276,361 2,985 2,316,271
Futures Contracts* 160 — — 160
Total $ 37,085 $ 2,276,361 $ 2,985 $ 2,316,431
Liabilities
Options Written $ — $ 49 $ — $ 49
Forward Currency Exchange
Contracts — 178 — 178
Futures Contracts* 1,445 — — 1,445
Total $ 1,445 $ 227 $ — $ 1,672
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 160
*
Total $ 160
*
Liabilities
Interest rate derivatives Futures $ 1,445
Foreign exchange derivatives Forwards 178
Credit derivatives Options Written 49
Total $ 1,672
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 25 $ — $ 402 $ — $ — $ 427
Foreign
exchange
derivatives — — — 122 — 122
Credit
derivatives (239) — — — (25) (264)
Total $ (214) $ — $ 402 $ 122 $ (25) $ 285
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (1,579) $ — $ — $ (1,579)
Foreign
exchange
derivatives — — — (319) — (319)
Credit
derivatives 101 (7) — — 22 116
Total $ 101 $ (7) $ (1,579) $ (319) $ 22 $ (1,782)
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the

T. ROWE PRICE Ultra Short-Term Bond Fund

fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30,
2024, securities valued at $2,556,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Ultra Short-Term Bond Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 14% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as

T. ROWE PRICE Ultra Short-Term Bond Fund

an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 37% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums

T. ROWE PRICE Ultra Short-Term Bond Fund

received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Ultra Short-Term Bond Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $37,154,000; the value of cash collateral and related investments was $38,174,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $785,114,000 and $784,478,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$39,405,000 of available capital loss carryforwards.

T. ROWE PRICE Ultra Short-Term Bond Fund

At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,319,173,000. Net unrealized loss aggregated $4,414,000 at period-end, of which $10,542,000 related to appreciated investments and $14,956,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Ultra Short-Term Bond Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,028,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(149) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $207,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025